Expense Example - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2005 Fund - Fidelity Freedom Blend 2005 Fund - Class K	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 32
3 years	100
5 years	174
10 years	$ 393